Statutory Reserves and Restricted Net Assets - Statement of Financial Position (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 417,920	$ 57,255	¥ 320,489	¥ 432,007
Total assets	821,936	112,605	924,846
Acquisition consideration payable	14,775	2,024	14,775
Other payable and accrued liabilities	17,451		40,025
Total liabilities	594,706	81,474	772,158
Total mezzanine equity			3,563,681
Ordinary shares			33
Additional paid-in capital	3,489,553	478,067	16,671
Accumulated other comprehensive income	25,096	3,438	23,775
Accumulated deficit	(3,287,548)	(450,392)	(3,490,681)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	821,936	112,605	924,846
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	99,459		15,466
Amounts due from the Group's entities	185,892		174,801
Investments in subsidiaries, VIE and VIE's subsidiaries			60,013
Other non-current assets	548		16,253
Total assets	285,899		266,533
Amounts due to the Group's entities	35,613		35,613
Equity loss in subsidiaries, VIE and VIE's subsidiaries	12,021
Acquisition consideration payable	8,983		8,983
Other payable and accrued liabilities	2,052		3,857
Derivative liabilities			100,279
Total liabilities	58,669		148,732
Total mezzanine equity			3,563,681
Ordinary shares			33
Additional paid-in capital	3,489,553		16,671
Accumulated other comprehensive income	25,096		23,775
Accumulated deficit	(3,287,548)		(3,486,359)
Total shareholders' (deficit)/equity	227,230		(3,445,880)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	285,899		266,533
Series A Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			408,139
Series A Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			408,139
Series B Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			199,518
Series B Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			199,518
Series C Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			493,788
Series C Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			493,788
Series D Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			1,059,434
Series D Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			1,059,434
Series E Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			1,402,802
Series E Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total mezzanine equity			¥ 1,402,802
Common class A [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	118	16
Common class A [member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	118
Common class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	11	$ 2
Common class B [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	¥ 11